Share Based Compensation - Summary of Share Option Activity Under Option Plans (Details) - 2018 Share Incentive Plan - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, Beginning balance	991,000
Number of options, Granted	6,000
Number of options, Forfeited	(4,500)
Number of options, Ending balance	992,500	991,000
Number of options, Vested and expected to vest	992,500
Number of options, Exercisable	742,125
Weighted average exercise price, Beginning balance	$ 12.27
Weighted average exercise price, Granted	12.00
Weighted average exercise price, Forfeited	12.27
Weighted average exercise price, Ending balance	12.27	$ 12.27
Weighted average exercise price, Vested and expected to vest	12.28
Weighted average exercise price, Exercisable	$ 12.24
Weighted average remaining contractual life, Outstanding	2 years 1 month 20 days	3 years 1 month 17 days
Weighted average remaining contractual life, Vested and expected to vest	2 years 1 month 20 days
Weighted average remaining contractual life, Exercisable	2 years 1 month 20 days
Aggregate intrinsic value, Outstanding		$ 1,257,200